FINANCE LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
FINANCE LEASE OBLIGATIONS
Schedule of future minimum lease payments under non-cancellable finance lease arrangements

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000
2020	31,782	—	—
2021	27,027	27,027	4,142

Total minimum lease payment	58,809	27,027	4,142
Less: amount representing interest	(7,511)	(1,786)	(274)

Present value of remaining minimum lease payment	51,298	25,241	3,868
Less: current portion	26,057	25,241	3,868
Non-current portion	25,241	—	—